General Information (Details) - USD ($) $ in Thousands				6 Months Ended
		Jan. 29, 2024	Feb. 23, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
General Information [Line Items]
Date of incorporation				Mar. 07, 2021
Purchase of issued and outstanding shares percentage			49.00%
Net loss	[1]			$ (3,875)	$ (1,828)
Cash flows used in operating activities				(3,534)	$ (1,169)
Accumulated deficit				(12,151)		$ (8,276)
Aggregate gross proceeds		$ 7,275
Purchase of inventory				4,001
Current cash resources				$ 1,530

[1]	Except share and per share information